Annual Fund Operating Expenses - Invesco ESG S&P 500 Equal Weight ETF - ETF	Nov. 10, 2021
Operating Expenses:
Management Fees	0.20%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.20%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.